Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Argentina | Government of the Province of San Juan
Total	$ 230,000		$ 90,000			$ 320,000
Canada | Biigtigong Nishnaabeg
Total			2,160,000		$ 1,060,000	3,220,000
Canada | City of Thunder Bay
Total	170,000					170,000
Canada | Government of Ontario
Total			80,000			80,000
Canada | Pic Mobert First Nation
Total			2,800,000		1,300,000	4,100,000
Canada | Town of Marathon
Total	610,000					610,000
Canada | Township of Manitouwadge
Total	250,000					250,000
Chile | Government of Chile
Total	3,050,000					3,050,000
Chile | Oversight Board of the Huasco River Basin and Its Tributaries
Total					1,580,000	1,580,000
Chile | Municipality of Coquimbo
Total	940,000					940,000
Chile | Municipality of Providencia
Total	600,000					600,000
CÔTE D'IVOIRE | Government of Côte d'Ivoire
Total	17,440,000	$ 12,890,000	340,000	$ 2,580,000		33,250,000
Dominican Republic | Government of the Dominican Republic
Total	76,840,000		540,000		200,000	77,580,000
Mali | Government of Mali
Total	166,840,000	32,820,000		48,180,000		247,840,000
Pakistan | Government of Balochistan
Total		5,000,000			3,000,000	8,000,000
Papua New Guinea | Government of Papua New Guinea
Total	34,540,000					34,540,000
Peru | Government of Peru
Total	130,000	140,000				270,000
Tanzania, United Republic of | Msalala District Council
Total	890,000					890,000
Tanzania, United Republic of | Nyangwale District Council
Total	440,000					440,000.00
Tanzania, United Republic of | Tanzania Federal Government
Total	20,760,000	61,370,000	10,880,000	$ 23,940,000	$ 8,070,000	125,020,000
Tanzania, United Republic of | Tarime District Council
Total	1,790,000					1,790,000
United States of America | Cibola County
Total	410,000					410,000
United States of America | Elko County
Total	3,490,000		130,000			3,620,000
United States of America | Eureka County
Total	10,880,000		160,000			11,040,000
United States of America | Government of the United States of America
Total	124,550,000		7,580,000			132,130,000
United States of America | Humboldt County, Nevada
Total	8,670,000					8,670,000
United States of America | Lander County
Total	13,290,000		210,000			13,500,000
United States of America | Lawrence County
Total			140,000			140,000
United States of America | Napa County
Total	130,000					130,000
United States of America | State of California
Total			270,000			270,000
United States of America | State of Missouri
Total			610,000			610,000
United States of America | State of Montana
Total	100,000					100,000
United States of America | State of Nevada
Total	118,330,000		2,060,000			120,390,000
United States of America | State of South Dakota
Total			120,000			120,000
United States of America | Storey County
Total	820,000		790,000			1,610,000
Zambia | Government of Zambia
Total	$ 7,620,000	$ 66,410,000	$ 150,000			$ 74,180,000